VALUE LINE INCOME AND GROWTH FUND INC
Value Line Income and Growth Fund, Inc.
Investment objective
The Fund’s investment objective is income, as high and dependable as is consistent with reasonable risk and capital growth to increase total return.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VALUE LINE INCOME AND GROWTH FUND INC	Investor Class		Institutional Class
Management Fees	0.67%		0.67%
Distribution and Service (12b-1) Fees	0.25%		none
Other Expenses	0.23%		0.23%
Total Annual Fund Operating Expenses	1.15%	[1]	0.90%
[1]	The expense information in the table has been restated to reflect the elimination of the waiver of a portion of the 12b-1 fees (5 basis points) payable from assets attributable to Investor Class shares, effective July 1, 2014.

Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - VALUE LINE INCOME AND GROWTH FUND INC - USD ($)	1 year	3 years	5 years	10 years
Investor Class	117	365	633	1,398
Institutional Class	92	287	498	1,108

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal investment strategies of the Fund

To achieve the Fund’s goals, EULAV Asset Management (the “Adviser”) invests not less than 50% of the Fund’s net assets in common or preferred stocks or securities convertible into common stock which may or may not pay dividends. The balance of the Fund’s net assets are primarily invested in U.S. government securities, money market securities and investment grade debt securities rated at the time of purchase from the highest (AAA) to medium (BBB) quality. While the Fund is actively managed by the Adviser, the Adviser relies primarily on the rankings of companies by the Value Line TimelinessTM Ranking System or the Value Line PerformanceTM Ranking System (the “Ranking Systems”) in selecting securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of approximately 1,700 stocks of large-, mid- and small-market capitalization companies for the Value Line Timeliness Ranking System and approximately 2,900 stocks of smaller and mid-sized capitalization companies for the Value Line Performance Ranking System. The common stocks, in which the Fund invests usually, as measured by the number and total value of purchases, are selected from those securities ranked 1, 2 or 3 by either Ranking System at the time of purchase. Although the Fund can invest in companies of any size, it generally, as measured by the number and total value of purchases, invests in U.S. securities issued by larger, more established companies (those with a market capitalization of more than $5 billion).

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

As described above, the Adviser relies primarily on the rankings of companies by the Ranking Systems in selecting stocks for the Fund, but has discretion, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio.

The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.

Principal risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money. Therefore, before you invest in the Fund you should carefully evaluate the risks.

  ■  Market Risk. The chief risk that you assume when investing in the Fund is market risk, which is the possibility that the securities in a certain market will decline in value because of factors such as economic conditions.  Market risk may affect a single issuer, an industry, a sector of the economy, or the market as a whole.

  ■  Equity Securities. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets.  The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend.  If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.
  ■  Ranking System Risk. The Adviser’s use of the results of the Ranking Systems in managing the Fund involves the risk that the Ranking Systems may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking Systems, or lower ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio.

  ■ Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results.

  ■ Interest Rate and Reinvestment Risk. The income on and market price of debt securities fluctuate with changes in  interest rates.  When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the market prices of debt securities usually increase, but the Fund’s income tends to decline. Such decline follows quickly for most variable rate securities and eventually for fixed rate securities as the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, buy-back, call, etc.) at a lower rate of interest or return. Generally, the market price of debt securities with longer durations or fixed rates of return will fluctuate more in response to changes in interest rates than the market price of shorter-term securities or variable rate debt securities, respectively.

 ■  Credit Risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time.  A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often greater for corporate, mortgage-backed, asset-backed, and foreign government debt securities than for U.S. government debt securities.

 ■ Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions.  Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

 ■  An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program.  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  For a more complete discussion of risk, please turn to page 38.

Fund performance
This bar chart and table can help you evaluate the potential risks of investing in the Fund.  The bar chart below shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years.  These returns are compared to the performance of both a broad based equity market index (the S&P 500® Index) and a custom index comprised of the returns of the S&P 500® Index (weighted 60%) and the Barclays Capital U.S. Government/Credit Index (weighted 40%), which is a broad based bond market index.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. No performance is shown for Institutional Class shares because this class has not completed a full calendar year of operations. Updated performance information is available at: www.vlfunds.com.

Total Returns of Investor Class (before taxes) as of 12/31 each year (%)

Best Quarter:        Q2 2009          +11.29
Worst Quarter:     Q4 2008          –13.78

After-tax returns for Investor Class shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  No performance is shown for Institutional Class shares because this class has not completed a full calendar year of operations.

Average annual total returns for periods ended December 31, 2014
Average Annual Total Returns - VALUE LINE INCOME AND GROWTH FUND INC	Label	1 year		5 years		10 years
Investor Class	Return before taxes	10.62%		9.89%		7.38%
Investor Class | After Taxes on Distributions	Return after taxes on distributions	6.79%		8.58%		6.08%
Investor Class | After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	8.68%		7.82%		5.82%
S&P® 500 Index	S&P® 500 Index (reflects no deduction for fees, expenses or taxes)	13.68%		15.45%		7.67%
60/40 S&P® 500 Index/Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	60/40 S&P® 500 Index/Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	10.60%	[1]	11.05%	[1]	6.49%	[1]
[1]	This custom index is composed of a 60% weighting in the S&P® 500 Index and a 40% weighting in the Barclays Capital Aggregate Bond Index, calculated on a total return basis with dividends reinvested.